Business Combination (Details 2) - Pleasant Valley Business Solutions, LLC [Member] $ in Thousands	Mar. 13, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ (851)
Intangible assets	3,300
Deferred taxes	(920)
Goodwill	7,360
Net assets acquired	$ 8,889